                               Supplement to the
                               Schwab Bond Funds
                           Schwab Tax-Free Bond Funds
                      Prospectuses dated November 15, 2006

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF APRIL 2, 2007.

Schwab Bond Funds Prospectus
Schwab YieldPlus Fund - Investor Shares
Schwab Short-Term Bond Market Fund - Investor Shares
Schwab Total Bond Market Fund - Investor Shares
Schwab GNMA Fund - Investor Shares
Schwab Inflation Protected Fund - Investor Shares

Under the section titled "Placing orders through your Intermediary" the Investor Shares minimum initial investment is revised to read as follows:

                 $2,500 ($1,000 for retirement, educational and custodial accounts. On or about April 2, 2007, $100 for custodial accounts.)

Schwab Tax-Free Bond Funds Prospectus
Schwab Tax-Free YieldPlus Fund - Investor Shares Schwab Short/Intermediate Tax-Free Bond Fund - Investor Shares Schwab Long-Term Tax-Free Bond Fund - Investor Shares Schwab California Tax-Free YieldPlus Fund - Investor Shares Schwab California Short/Intermediate Tax-Free Bond Fund - Investor Shares Schwab California Long-Term Tax-Free Bond Fund - Investor Shares

Under the section titled "Placing orders through your Intermediary" the Investor Shares minimum initial investment is revised to read as follows:

                  $2,500 ($1,000 for educational and custodial accounts. On or about April 2, 2007, $100 for custodial accounts.)


                PLEASE RETAIN THESE SUPPLEMENTS FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

Charles Schwab & Co., Inc. Member SIPC
REG 37546 (4/07) (C)2007 All Rights Reserved